Prepayment and Other Current Assets (Detail)	12 Months Ended
	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Prepaid And Other Current Assets [Line Items]
Receivable from a former equity method investee	¥ 4,500,000
Consideration receivable for a disposal of a subsidiary	12,750,575
Receivable from a supplier (Note 14)	17,927,763
Prepayments and deposits	10,929,101	¥ 3,220,205	$ 497,114
Employee advances	1,963,858	2,717,027	419,437
Others	8,502,024	3,525,917	544,307
Prepayments and other current assets, total	¥ 56,573,321	¥ 9,463,149	$ 1,460,858